DEBT - Senior Notes - General Information (Details) - Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Senior Notes, 7.97 Percent, Issued June 18, 2009
Debt
Principal repayment amount	$ 22.0	$ 22.0
Senior Notes, 4.40 Percent, Issued May 15, 2012, Annual Installments
Debt
Principal repayment amount	$ 59.6	$ 59.6